Class A Common Stock Subject to Possible Redemption - Schedule Of Shares Subject To Possible Redemption (Details) - BOWX ACQUISITION CORP [Member] - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Schedule Of shares Subject To Possible Redemption [Line Items]
Gross Proceeds Received From Initial Public Offering And Overallotment			$ 483,000,000	$ 483,000,000
Offering costs allocated to Class A common stock		$ (9,943,684)	(9,943,684)	(26,169,980)
Offering costs allocated to Class A common stock			(26,169,980)
Accretion on Class A common stock to redemption value	$ 26,169,980		26,169,980	26,169,980
Common stock subject to possible redemption			$ 483,000,000	$ 483,000,000